Investment Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Investment Contract Liabilities [Abstract]
Summary of Movement in Investment Contract Liabilities Measured at Fair Value	The following table presents the movement in investment contract liabilities measured at fair value.

For the years ended December 31,	2024	2023
Balance, excluding those for account of segregated fund holders, January 1	$749	$798
New contracts	70	48
Changes in market conditions	67	47
Redemptions, surrenders and maturities	(154)	(122)
Impact of changes in foreign exchange rates	76	(22)
Balance, excluding those for account of segregated fund holders, December 31	808	749
Investment contract liabilities for account of segregated fund holders	309,443	263,401
Balance, December 31	$310,251	$264,150

Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with these Contracts	The following table presents carrying and fair values of investment contract liabilities measured at amortized cost, by reporting segment.

	2024		2023
As at December 31,	Amortized cost	Fair value	Amortized cost	Fair value
Asia	$325	$315	$451	$438
Canada	7,571	7,548	7,642	7,534
U.S.	1,406	1,375	1,381	1,440
GWAM	3,388	3,557	1,593	1,582
Investment contract liabilities	$12,690	$12,795	$11,067	$10,994

Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost	The following table presents the movement in investment contract liabilities measured at amortized cost, by business activity.

For the years ended December 31,	2024	2023
Balance, January 1	$11,067	$9,281
Policy deposits	3,218	3,365
Interest	316	218
Withdrawals	(2,240)	(1,629)
Fees	-	1
Impact of changes in foreign exchange rates	351	(108)
Other	(22)	(61)
Balance, December 31	$12,690	$11,067

Summary of Contractual Obligations and Commitments Relating to Investment Contracts	The following table presents the Company’s contractual obligations and commitments relating to these investment contracts as at December 31, 2024 and 2023.
Investment contract liabilities(1)

As at December 31, Payments due by period	Less than 1 year(2)	1 to 3 years	3 to 5 years	Over 5 years	Total
2024	$316,119	$2,766	$1,170	$2,738	$322,793
2023	268,537	2,978	1,408	3,488	276,411
(1)Due to the nature of the products, the timing of net cash flows may be before contract maturity. Cash flows are undiscounted.
(2)Includes amounts which have no specific maturity, being payable on demand.